Accounts and Notes Receivable - Advance Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts and Notes Receivable
Accounts and notes receivable, net	$ 361,779	$ 343,499
Unrelated parties
Accounts and Notes Receivable
Accounts receivable - unrelated parties	212,446	246,973
Notes receivable - unrelated parties	140,795	94,085
Total accounts and notes receivable - unrelated parties	353,241	341,058
Less: allowance for credit losses	(7,203)	(11,783)
Accounts and notes receivable, net	346,038	329,275
Related parties
Accounts and Notes Receivable
Total accounts and notes receivable - unrelated parties	16,714	15,687
Less: allowance for credit losses	(973)	(1,463)
Accounts and notes receivable, net	15,741	14,224
Accounts and notes receivable - related parties	$ 16,714	$ 15,687